Trade Payables and Other Liabilities - Summary of Trade Payables and Other Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Non-current
Deferred revenue	€ 7,557	€ 6,282		€ 5,272
Other non-current liabilities	7,523	5,436		6,777
Total	15,080	11,718	[1]	12,049	[1]
Current
Trade payables	47,489	23,076		25,045
Tax and social security	9,357	6,528		9,439
Customer deposits	20,878	20,671		21,208
Deferred revenue	73,262	63,974		60,700
Accrued expenses	78,770	57,043		46,103
Other current liabilities	122	107		134
Total	€ 229,878	€ 171,399	[1]	€ 162,629	[1]

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.